Note 16. Financial Instruments and Financial Risk (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives	$ 33,000,000		$ 36,000,000
Notional Amount of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments			13,000,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	(12,020,000)	[1]	2,649,000	[1]	13,050,000	[1]
Allowance for Doubtful Accounts Receivable	200,000		200,000
Cash and Cash Equivalents, at Carrying Value	109,360,000		74,067,000		122,802,000		298,203,000
Embedded Derivative - Supply Contracts [Member]
Derivative, Notional Amount	49,000,000		300,000,000
Segment, Discontinued Operations [Member]
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net					$ 500,000

[1]	Excludes unrealized loss for embedded derivatives related to the discontinued operations of $0.5 million for the year ended October 31, 2010.